Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	May 31, 2015	May 31, 2025	May 31, 2016	May 31, 2017	May 31, 2018	May 31, 2019	May 31, 2020	May 31, 2021	May 31, 2022	May 31, 2023	May 31, 2024	May 31, 2025
C000011312 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Accumulated Value	$ 10,000		$ 10,712	$ 10,773	$ 11,170	$ 11,845	$ 11,740	$ 12,942	$ 11,989	$ 12,052	$ 12,470	$ 12,645
C000038248 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Service Shares
Accumulated Value	10,000		10,700	10,738	11,106	11,749	11,615	12,772	11,802	11,835	12,214	12,355
C000038245 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor A Shares (with sales charge)
C000011309 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor A1 Shares
Accumulated Value	10,000		10,712	10,775	11,151	11,815	11,699	12,883	11,936	11,988	12,378	12,540
C000038247 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor C Shares (with sales charge)
C000199769 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class K Shares
Accumulated Value	10,000		10,712	10,773	11,161	11,853	11,743	12,963	12,015	12,084	12,509	12,678
C000011320 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Accumulated Value	10,000		10,659	10,746	10,962	11,545	11,550	12,497	11,552	11,342	11,719	11,962
C000038306 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Service Shares
Accumulated Value	10,000		10,649	10,712	10,901	11,452	11,429	12,335	11,374	11,141	11,494	11,691
C000038303 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor A Shares (with sales charge)
C000199770 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class K Shares
Accumulated Value	10,000		10,659	10,746	10,964	11,542	11,564	12,518	11,577	11,373	11,756	12,006
C000038305 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor C Shares (with sales charge)
C000011317 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor A1 Shares
Accumulated Value	10,000		10,657	10,726	10,942	11,502	11,507	12,426	11,487	11,268	11,630	11,848
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Accumulated Value	$ 10,000		$ 10,587	$ 10,742	$ 10,861	$ 11,557	$ 12,017	$ 12,586	$ 11,731	$ 11,788	$ 12,103	$ 12,349
Pennsylvania Customized Reference Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Pennsylvania Customized Reference Benchmark
New Jersey Customized Reference Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		New Jersey Customized Reference Benchmark